CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional paid-in capital	Accumulated Losses	Accumulated Other Comprehensive Loss	Non-controlling Interests	Total
Balance at Dec. 31, 2024	$ 759,929	$ 87,160	$ 1,517,526	$ (833,172)	$ (11,585)	$ 11,924	$ 771,853
Balance (in shares) at Dec. 31, 2024		871,601
Net income	454,954			454,954		601	455,555
Issuances in relation to share option exercises	1,100	$ 51	1,049				1,100
Issuances in relation to share option exercises (in shares)		510
Share-based compensation	9,360		9,360			4	9,364
Share-based compensation - Share options	1,549		1,549			3	1,552
Share-based compensation - Long-term incentive plan ("LTIP")	7,811		7,811			1	7,812
Divestment of an equity investee (Note 16)	2,733		(2,374)		5,107		2,733
Transfer between reserves			2,101	(2,101)
Foreign currency translation adjustments	988				988	330	1,318
Balance at Jun. 30, 2025	1,229,064	$ 87,211	1,527,662	(380,319)	(5,490)	12,859	1,241,923
Balance (in shares) at Jun. 30, 2025		872,111
Balance at Dec. 31, 2024	759,929	$ 87,160	1,517,526	(833,172)	(11,585)	11,924	771,853
Balance (in shares) at Dec. 31, 2024		871,601
Balance at Dec. 31, 2025	1,237,926	$ 87,233	1,533,868	(378,643)	(4,532)	13,336	1,251,262
Balance (in shares) at Dec. 31, 2025		872,328
Net income	15,928			15,928		314	16,242
Issuances in relation to share option exercises	19	$ 1	18				19
Issuances in relation to share option exercises (in shares)		7
Share-based compensation	5,731		5,731			(43)	5,688
Share-based compensation - Share options	969		969			2	971
Share-based compensation - Long-term incentive plan ("LTIP")	4,762		4,762			(45)	4,717
Foreign currency translation adjustments	1,350				1,350	585	1,935
Share of post-acquisition reserves of an equity investee	(178)		(178)				(178)
Balance at Jun. 30, 2026	$ 1,260,776	$ 87,234	$ 1,539,439	$ (362,715)	$ (3,182)	$ 14,192	$ 1,274,968
Balance (in shares) at Jun. 30, 2026		872,335